Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	$ 1,805,218	$ 1,805,218	$ 1,805,218	$ 1,805,218
Less: accumulated amortization	(1,805,218)	(1,805,218)	(1,805,218)	(1,805,218)
Net intangible assets
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	1,410,335	1,410,335	1,410,355	1,410,355
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	$ 394,883	$ 394,883	$ 394,883	$ 394,883